Employee compensation	12 Months Ended
Dec. 31, 2024
Employee compensation
Employee compensation

Note 6

Employee compensation

Onshore - presented within administrative expenses
EUR’000	Note	2024	2023	2022
Wages and salaries		29,340	16,957	8,873
Employer’s contribution to defined contribution plans		1,635	847	502
Share based payment expense	7	1,662	1,134	352
Other short-term benefits		495	611	178
Total onshore employee compensation		33,132	19,549	9,905
Average number of full time employees		242	113	70

As of 31 December 2023, employee compensation includes EUR 660 thousand related to bonus paid, included in transaction cost. For more information refer to Note 4, administrative expenses.

Accounting policies

Employee benefits are recognised as an expense, unless the cost qualifies to be capitalised as an asset.

Note 6

Employee compensation

Continued from previous page

Employee compensations include wages and salaries, including compensated absence and pensions, as well as other social security contributions made to the entity’s employees or public & government authorities.

Offshore - presented within cost of sales
EUR’000	Note	2024	2023	2022
Wages and salaries		30,043	14,056	11,693
Employer’s contribution to defined contribution plans		2,059	1,124	1,082
Other short-term benefits		183	741	314
Total offshore employee compensation		32,285	15,921	13,089
Average number of full time employees		364	182	162

Total
EUR’000	Note	2024	2023	2022
Wages and salaries		59,383	31,013	20,566
Employer’s contribution to defined contribution plans		3,694	1,971	1,584
Share based payment expense	7	1,662	1,134	352
Other short-term benefits		678	1,352	492
Total employee compensation		65,417	35,470	22,994
Average number of full time employees		606	295	232
Number of employees at the end of the reporting period		659	570	232

Eneti employees, both onshore and offshore, joined the Group by the end of December 2023. Thus, average number of full-time employees as of 2023 reflects the number of employees in Eneti divided by 12 months. Eneti had 99 onshore full time employees and 176 seafarers by the end of 2023.

Labour costs related to certain employees who are working on the management of the newbuilding process have been capitalised. These capitalised costs amounted to EUR 2.7 million in 2024, EUR 1.1 million in 2023 and EUR 900 thousands in 2022 and are recognised under assets under construction.